John Hancock Equity Funds
        Supplement to the Class A, Class B and Class C Shares Prospectus dated March 1, 2006 as revised August 1, 2006


John Hancock Balanced Fund

On page 5, the "Portfolio Managers" section has been deleted and replaced with the following:

Timothy E. Keefe, CFA
Joined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2003
Analysis of specific issuers

Jeffery N. Given, CFA
Joined fund team in 2006
Analysis of specific issuers

Timothy M. Malloy
Joined fund team in 2006
Analysis of specific issuers


John Hancock Large Cap Equity Fund

On page 15, the "Portfolio Managers" section has been deleted and replaced with the following:

Timothy E. Keefe, CFA
Rejoined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2004
Analysis of specific issuers

Timothy M. Malloy
Joined fund team in 2006
Analysis of specific issuers

On page 47, the Management Biography for Robert C. Junkin has been deleted.


John Hancock Core Equity Fund
John Hancock Small Cap Fund

On page 45, the following paragraph has been added under the "Business Structure" heading in the Fund Details section:

Both Core Equity Fund and Small Cap Fund rely on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The funds, therefore, are able to change subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.




                                                                October 10, 2006

                            John Hancock Equity Funds
               Supplement to the Institutional Class I Prospectus
                  dated March 1, 2006 as revised August 1, 2006


John Hancock Balanced Fund

On page 5, the "Portfolio Managers" section has been deleted and replaced with the following:

Timothy E. Keefe, CFA
Joined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2003
Analysis of specific issuers

Jeffery N. Given, CFA
Joined fund team in 2006
Analysis of specific issuers

Timothy M. Malloy
Joined fund team in 2006
Analysis of specific issuers


John Hancock Large Cap Equity Fund

On page 11, the "Portfolio Managers" section has been deleted and replaced with the following:

Timothy E. Keefe, CFA
Rejoined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2004
Analysis of specific issuers

Timothy M. Malloy
Joined fund team in 2006
Analysis of specific issuers


John Hancock Core Equity Fund
John Hancock Small Cap Fund

On page 36, the following paragraph has been added under the "Business Structure" heading in the Fund Details section:

Both Core Equity Fund and Small Cap Fund rely on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The funds, therefore, are able to change subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.




                                                                October 10, 2006

               Supplement to the John Hancock International Funds
        Supplement to the Class A, Class B and Class C Shares Prospectus
                               dated March 1, 2006




John Hancock Greater China Opportunities Fund


On page 5, the "Portfolio Managers" section for the fund has been deleted and replaced with the following:

  Pauline Dan, CFA
   Managed fund since it began in 2005


On page 22, the Management Biography for Seton Lor has been deleted.



                                                                October 10, 2006

                        John Hancock International Funds
            Supplement to the Institutional Class I Shares Prospectus
                  dated March 1, 2006 as revised April 17, 2006




John Hancock Greater China Opportunities Fund


On page 5, the "Portfolio Managers" section for the fund has been deleted and replaced with the following:

  Pauline Dan, CFA
   Managed fund since it began in 2005


On page 19, the Management Biography for Seton Lor has been deleted.



                                                                October 10, 2006

               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

                  John Hancock Greater China Opportunities Fund
                  Class A, Class B, Class C and Class I Shares
                               dated March 1, 2006

The following sections of the "Additional Information About the Fund's Portfolio Managers" disclosure have been changed to reflect the deletion of Seton Lor from the Fund's portfolio management team.

ADDITIONAL INFORMATION ABOUT THE FUND'S PORTFOLIO MANAGERS

The "Other Accounts the Portfolio Managers are Managing" table has been deleted and replaced with the following:

Other Accounts the Portfolio Managers are Managing. The table below indicates for each portfolio manager information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of October 31, 2006. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

------------------------------ -----------------------------------------------------------------------------
   PORTFOLIO MANAGER NAME                    OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
------------------------------ -----------------------------------------------------------------------------
Pauline Dan                    Other Registered Investment Companies:  None

                               Other Pooled Investment Vehicles:  3 entities with total assets of approximately $443 million.

                               Other Accounts:  Six (6) accounts with total assets of approximately $1.1 billion.
------------------------------ -----------------------------------------------------------------------------

The Adviser and Subadviser do not generally receive a fee based upon the investment performance of any of the accounts included under "Other Accounts Managed by the Portfolio Managers" in the table above, except that the Subadviser receives a performance-based fee with respect to Ms. Dan, for one (1) Other Pooled Investment Vehicle with total assets of approximately $18 million as of December 31, 2005.

The "Share Ownership by Portfolio Managers" section has been deleted and replaced with the following:

Share Ownership by Portfolio Managers. The following table indicates as of October 31, 2005, the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

         A        -        $0
         B        -        $1 - $10,000
         C        -        $10,001 - $50,000
         D        -        $50,001 - $100,000
         E        -        $100,001 - $500,000
         F        -        $500,001 - $1,000,000
         G        -        More than $1 million

---------------------------------------- --------------------------------------
Portfolio Manager                        Range of Beneficial Ownership
---------------------------------------- --------------------------------------
Pauline Dan                                                A
---------------------------------------- --------------------------------------

                                                                October 10, 2006